UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2016
Unaudited

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2016
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2016
Assets
Investments in common stock, at fair value (cost $1,248,623,476)	$1,394,901,218
Purchased options, at fair value (cost of $4,173,998)	3,916,578
Cash and cash equivalents (including restricted cash of $78,557,893, Chinese Renminbi Yuans of $303,586 with a cost of $310,867, Euros of $1,959,984 with a cost of $1,923,134, Hong Kong Dollars of $474,768 with a cost of $474,783, and Japanese Yen of $7,039,170 with a cost of $6,883,311)	156,390,052
Due from broker (including Australian Dollars of $1,832 with a cost of $1,776, British Pounds Sterling of $2,731,325 with a cost of $3,196,764, Euros of $4,876,557 with a cost of $4,913,769, Hong Kong Dollars of $1,360,806 with a cost of $1,361,061, and Japanese Yen of $9,725,273 with a cost of $9,368,149)	242,062,501
Swap contracts at fair value, net	36,890,948
Receivable for investment securities sold	41,715,931
Forward contracts at fair value, net	1,029,141
Dividends receivable (net of foreign withholding taxes of $29,681)	369,515
Interest receivable	301,286
Other assets	141,555
Total assets	1,877,718,725

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $467,202,392)	461,817,183
Withdrawals payable (see note 3)	86,656,842
Payable for investment securities purchased	64,034,723
Due to broker (including Swedish Kronas of $64,011 with a cost of $63,394)	38,474,011
Dividends payable on securities sold, not yet purchased	849,677
Accounting and investor services fees payable	382,854
Accrued expenses	1,214,507
Total liabilities	653,429,797
Members’ Capital	$1,224,288,928

Members’ Capital
Represented by:
Net capital contributions	$1,034,926,617
Net unrealized gain on investments, foreign currency, and swap transactions	189,362,311
Members’ Capital	$1,224,288,928

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

			June 30, 2016
Shares			Fair Value
	Investments in Securities – 114.25%
	Common Stock – 113.93%
	United States – 87.88%
	Apparel Manufacturers – 1.82%
209,629	Carter’s, Inc.	(a)	$22,319,200
	Applications Software – 3.75%
898,100	Microsoft Corp.	(a)	45,955,777
	Commercial Services – 1.14%
141,900	Cintas Corp.		13,924,647
	Commercial Services - Finance – 4.83%
127,260	FleetCor Technologies, Inc.*		18,214,724
261,020	Global Payments, Inc.		18,631,607
176,700	Paypal Holdings, Inc.*		6,451,317
202,280	Sabre Corp.		5,419,081
184,370	Vantiv, Inc., Class A*		10,435,342
			59,152,071
	Computer Aided Design – 0.49%
149,978	Aspen Technology, Inc.*	(a)	6,035,115
	Computer Software – 1.49%
647,720	SS&C Technologies Holdings, Inc.		18,187,978
	Data Processing / Management – 1.95%
324,020	Fidelity National Information Services, Inc.	(a)	23,873,794
	E-Commerce / Products – 3.16%
54,000	Amazon.com, Inc.*		38,643,480
	Electronic Components - Semiconductors – 1.91%
508,150	Xilinx, Inc.	(a)	23,440,959
	Electronic Design Automation – 6.68%
1,522,010	Cadence Design Systems, Inc.*	(a)	36,984,843
829,352	Synopsys, Inc.*	(a)	44,851,356
			81,836,199
	Entertainment Software – 3.25%
519,230	Activision Blizzard, Inc.		20,577,085
252,980	Electronic Arts, Inc.*		19,165,765
			39,742,850
	Finance - Credit Card – 5.65%
410,660	Mastercard, Inc., Class A	(a)	36,162,719
444,680	Visa, Inc., Class A		32,981,916
			69,144,635
	Finance - Other Services – 6.24%
127,025	Bats Global Markets, Inc.		3,263,272
314,960	CME Group, Inc.		30,677,104
165,740	Intercontinental Exchange, Inc.	(a)	42,422,811
			76,363,187

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

			June 30, 2016
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Content - Entertainment – 2.84%
304,550	Facebook, Inc., Class A*		$34,803,974
	Investment Management / Advisory Services – 0.87%
76,060	Affiliated Managers Group, Inc.*		10,706,966
	Medical - Biomedical / Genetics – 5.23%
104,640	Alexion Pharmaceuticals, Inc.*		12,217,767
84,260	BioMarin Pharmaceutical, Inc.*		6,555,428
458,940	Celgene Corp.*		45,265,252
			64,038,447
	Medical - Drugs – 1.71%
90,680	Allergan PLC*		20,955,241
	Medical - Outpatient / Home Medical – 1.59%
594,343	Premier, Inc., Class A*		19,435,016
	Medical - Wholesale Drug Distribution – 0.74%
114,720	AmerisourceBergen Corp.		9,099,590
	Multimedia – 0.48%
215,190	Twenty-First Century Fox, Inc., Class B		5,863,927
	REITS - Diversified – 5.65%
316,070	American Tower Corp.		35,908,713
85,730	Equinix, Inc.		33,240,093
			69,148,806
	Resorts / Theme Parks – 1.59%
335,600	Six Flags Entertainment Corp.		19,448,020
	Retail - Building Products – 2.04%
315,200	Lowe’s Cos., Inc.		24,954,384
	Retail - Discount – 12.47%
239,850	Costco Wholesale Corp.		37,666,044
430,110	Dollar General Corp.	(a)	40,430,340
791,932	Dollar Tree, Inc.*	(a)	74,631,672
			152,728,056
	Retail - Drug Stores – 2.16%
317,700	Walgreens Boots Alliance, Inc.		26,454,879
	Retail - Perfume & Cosmetics – 1.01%
50,500	Ulta Salon Cosmetics & Fragrance, Inc.*		12,303,820
	Semiconductor Components - Integrated Circuits – 0.76%
164,200	Analog Devices, Inc.	(a)	9,300,288
	Semiconductor Equipment – 5.03%
873,500	Applied Materials, Inc.		20,937,795
304,840	Lam Research Corp.	(a)	25,624,850
764,090	Teradyne, Inc.		15,044,932
			61,607,577

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

			June 30, 2016
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Television – 1.35%
303,430	CBS Corp., Class B – Non Voting	(a)	$16,518,729
	Total United States (Cost $965,394,097)		$1,075,987,612

	China – 11.49%
	E-Commerce / Products – 3.83%
505,600	Alibaba Group Holding, Ltd. - Sponsored ADR*		40,210,368
601,040	Vipshop Holdings, Ltd. - Sponsored ADR*		6,713,617
			46,923,985
	Entertainment Software – 4.30%
272,600	NetEase, Inc. - Sponsored ADR		52,671,772
	Internet Application Software – 1.65%
890,400	Tencent Holdings, Ltd.		20,211,448
	Web Portals / ISP – 1.71%
126,267	Baidu, Inc. - Sponsored ADR*		20,852,995
	Total China (Cost $135,499,213)		$140,660,200

	France – 0.54%
	Entertainment Software – 0.54%
178,244	UBISOFT Entertainment*		6,536,652
	Total France (Cost $4,224,809)		$6,536,652

	Hong Kong – 2.52%
	Alternative Waste Technology – 2.52%
27,832,633	China Everbright International, Ltd.		30,853,587
	Total Hong Kong (Cost $8,020,077)		$30,853,587

	Israel – 0.23%
	Electronic Components - Semiconductors – 0.23%
229,300	Tower Semiconductor, Ltd.*		2,847,906
	Total Israel (Cost $3,510,157)		$2,847,906

	Japan – 11.27%
	Audio / Video Products – 4.83%
1,277,900	Panasonic Corp.		10,974,590
1,652,500	Sony Corp.		48,132,407
			59,106,997
	Chemicals - Diversified – 0.84%
561,200	Hitachi Chemical Co., Ltd.		10,355,803
	Cosmetics & Toiletries – 0.59%
283,700	Shiseido Co., Ltd.		7,292,644

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

		June 30, 2016
Shares		Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Electric Products - Miscellaneous – 1.14%
334,200	Mabuchi Motor Co., Ltd.	$13,943,305
	Electronic Components - Miscellaneous – 1.14%
748,500	Alps Electric Co., Ltd.	13,928,786
	Entertainment Software – 1.01%
180,400	Capcom Co., Ltd.	4,143,118
254,633	Square Enix Holdings Co., Ltd.	8,215,958
		12,359,076
	Finance - Other Services – 0.99%
1,062,778	Japan Exchange Group, Inc.	12,100,433
	Metal Products - Distribution – 0.73%
499,674	MISUMI Group, Inc.	8,928,217
	Total Japan (Cost $131,975,123)	$138,015,261
	Total Common Stock (Cost $1,248,623,476)	$1,394,901,218

Options
Contracts
	Purchased Options – 0.32%
	Equity Call Options – 0.27%
	United States – 0.22%
	Diversified Manufacturing Operations – 0.06%
3,200	General Electric Co., 01/20/2017, $30	774,400
	E-Commerce / Services – 0.10%
51	The Priceline Group, Inc., 08/19/2016, $1,300	228,174
2,359	Zillow Group, Inc., 11/18/2016, $35	1,002,575
		1,230,749
	Electronic Components - Semiconductors – 0.02%
5,057	Intel Corp., 08/19/2016, $34	247,793
	Oil Companies - Integrated – 0.04%
3,064	Exxon Mobil Corp., 07/15/2016, $92.50	536,200
	Total United States (Cost $2,142,620)	$2,789,142

	China – 0.05%
	E-Commerce / Products – 0.05%
4,411	JD.com, Inc., 12/16/2016, $25	551,375
	Total China (Cost $584,166)	$551,375
	Total Equity Call Options (Cost $2,726,786)	$3,340,517

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Options		June 30, 2016
Contracts		Fair Value
	Purchased Options – (continued)
	Equity Put Options – 0.01%
	United States – 0.01%
	Diversified Manufacturing Operations – 0.01%
3,793	General Electric Co., 07/15/2016, $31	$83,446
	Total United States (Cost $299,419)	$83,446
	Total Equity Put Options (Cost $299,419)	$83,446
	Total Equity Options (Cost $3,026,205)	$3,423,963

	Currency Call Options – 0.04%
	United States – 0.04%
49,025,840	USD-CNH, 06/30/2017, $7.50	492,615
	Total United States (Cost $1,147,793)	$492,615
	Total Currency Call Options (Cost $1,147,793)	$492,615
	Total Purchased Options (Cost $4,173,998)	$3,916,578
	Total Investments in Securities (Cost $1,252,797,474)	$1,398,817,796
	Other Liabilities in Excess of Assets – (14.25%)**	(174,528,868)
	Members’ Capital – 100.00%	$1,224,288,928

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $146,612,545 invested in a Cash Reserve Account at the Bank of New York Mellon, which is 11.98% of Members’ Capital and foreign currency with a U.S. Dollar value $9,777,507 held in BNY Mellon Custody Foreign Cash Account, which is 0.80% of Members’ Capital. $78,557,893 is restricted cash and is in a segregated account.

ADR	American Depository Receipt

CNH	Chinese Renminbi Yuan

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

June 30, 2016 Percentage of Members’ Capital
Investments in Securities – By Industry	(%)
Alternative Waste Technology	2.52
Apparel Manufacturers	1.82
Applications Software	3.75
Audio / Video Products	4.83
Chemicals - Diversified	0.84
Commercial Services - Finance	4.83
Commercial Services	1.14
Computer Aided Design	0.49
Computer Software	1.49
Cosmetics & Toiletries	0.59
Currency	0.04
Data Processing / Management	1.95
Diversified Manufacturing Operations	0.07
E-Commerce / Products	7.04
E-Commerce / Services	0.10
Electric Products - Miscellaneous	1.14
Electronic Components - Miscellaneous	1.14
Electronic Components - Semiconductors	2.16
Electronic Design Automation	6.68
Entertainment Software	9.10
Finance - Credit Card	5.65
Finance - Other Services	7.23

June 30, 2016 Percentage of Members’ Capital
Investments in Securities – By Industry	(%)
Internet Application Software	1.65
Internet Content - Entertainment	2.84
Investment Management / Advisory Services	0.87
Medical - Biomedical / Genetics	5.23
Medical - Drugs	1.71
Medical - Outpatient / Home Medical	1.59
Medical - Wholesale Drug Distribution	0.74
Metal Products - Distribution	0.73
Multimedia	0.48
Oil Companies - Integrated	0.04
REITS - Diversified	5.65
Resorts / Theme Parks	1.59
Retail - Building Products	2.04
Retail - Discount	12.47
Retail - Drug Stores	2.16
Retail - Perfume & Cosmetics	1.01
Semiconductor Components - Integrated Circuits	0.76
Semiconductor Equipment	5.03
Television	1.35
Web Portals / ISP	1.71
Total Investments in Securities	114.25%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2016 Fair Value
	Securities Sold, Not Yet Purchased – 37.72%
	Common Stock – 37.72%
	United States – 22.97%
	Appliances – 0.52%
38,200	Whirlpool Corp.	$6,365,648
	Beverages - Non-Alcoholic – 0.82%
221,240	The Coca-Cola Co.	10,028,809
	Casino Hotels – 1.10%
309,100	Las Vegas Sands Corp.	13,442,759
	Commercial Services - Finance – 0.65%
415,750	The Western Union Co.	7,974,085
	Computer Services – 0.59%
288,730	Teradata Corp.*	7,238,461
	Computers – 0.29%
279,500	HP, Inc.	3,507,725
	Computers - Memory Devices – 1.40%
458,000	Seagate Technology PLC	11,156,880
125,940	Western Digital Corp.	5,951,924
		17,108,804
	Cosmetics & Toiletries – 1.19%
171,770	The Procter & Gamble Co.	14,543,766
	Diversified Manufacturing Operations – 1.14%
443,600	General Electric Co.	13,964,528
	E-Commerce / Services – 0.47%
2,000	The Priceline Group, Inc.*	2,496,820
88,510	Zillow Group, Inc.*	3,211,143
		5,707,963
	Electric - Integrated – 3.73%
216,200	Consolidated Edison, Inc.	17,391,128
166,220	Duke Energy Corp.	14,260,014
260,500	Southern Co.	13,970,615
		45,621,757
	Electronic Components - Miscellaneous – 0.28%
165,130	Corning, Inc.	3,381,863
	Electronic Components - Semiconductors – 1.77%
388,400	Intel Corp.	12,739,520
141,800	Texas Instruments, Inc.	8,883,770
		21,623,290

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Industrial Automation / Robotics – 0.61%
65,580	Rockwell Automation, Inc.	$7,529,896
	Motorcycle / Motor Scooter – 1.20%
323,410	Harley-Davidson, Inc.	14,650,473
	Oil Companies - Integrated – 1.07%
140,420	Exxon Mobil Corp.	13,162,971
	REITS - Apartments – 0.90%
124,770	Camden Property Trust	11,032,163
	REITS - Diversified – 0.80%
98,550	Vornado Realty Trust	9,866,826
	REITS - Hotels – 0.45%
341,400	Host Hotels & Resorts, Inc.	5,534,094
	REITS - Office Property – 0.43%
39,800	Boston Properties, Inc.	5,249,620
	REITS - Warehouse / Industrial – 0.30%
75,900	Prologis, Inc.	3,722,136
	Rental Auto / Equipment – 0.37%
139,100	Avis Budget Group, Inc.*	4,483,193
	Retail - Apparel / Shoes – 0.31%
538,600	Ascena Retail Group, Inc.*	3,764,814
	Retail - Automobile – 0.28%
69,500	CarMax, Inc.*	3,407,585
	Retail - Bedding – 0.77%
217,500	Bed, Bath & Beyond, Inc.*	9,400,350
	Retail - Discount – 0.44%
77,710	Target Corp.	5,425,712
	Retail - Regional Department Stores – 0.78%
95,040	Dillard’s, Inc., Class A	5,759,424
101,200	Kohl’s Corp.	3,837,504
		9,596,928
	Telecommunication Equipment – 0.18%
51,030	Plantronics, Inc.	2,245,320
	Toys – 0.13%
52,400	Mattel, Inc.	1,639,596
	Total United States (Proceeds $280,322,701)	$281,221,135

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2016 Fair Value
	Common Stock – (continued)
	China – 0.99%
	Computers – 0.47%
9,606,000	Lenovo Group, Ltd.	$5,782,457
	E-Commerce / Products – 0.31%
177,000	JD.com, Inc. - Sponsored ADR*	3,757,710
	Metal Processors & Fabrication – 0.14%
4,014,000	China Zhongwang Holdings, Ltd.	1,779,872
	Real Estate Operations / Development – 0.07%
682,800	Guangzhou R&F Properties Co., Ltd., Class H	859,886
	Total China (Proceeds $18,627,681)	$12,179,925

	France – 0.67%
	Retail - Major Department Store – 0.67%
50,387	Kering	8,141,926
	Total France (Proceeds $8,046,153)	$8,141,926

	Hong Kong – 2.47%
	Casino Hotels – 0.47%
459,100	Melco Crown Entertainment, Ltd. – Sponsored ADR	5,775,478
	Distribution / Wholesale – 0.25%
6,325,000	Li & Fung, Ltd.	3,049,194
	Finance - Other Services – 1.04%
523,368	Hong Kong Exchanges and Clearing, Ltd.	12,655,897
	Gas - Distribution – 0.71%
4,780,600	Hong Kong & China Gas Co., Ltd.	8,713,341
	Total Hong Kong (Proceeds $31,449,011)	$30,193,910

	India – 0.37%
	Computer Services – 0.37%
254,900	Infosys, Ltd. - Sponsored ADR	4,549,965
	Total India (Proceeds $4,102,021)	$4,549,965

	Ireland – 1.05%
	Computer Services – 1.05%
113,800	Accenture PLC, Class A	12,892,402
	Total Ireland (Proceeds $12,737,936)	$12,892,402

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2016 Fair Value
	Common Stock – (continued)
	Italy – 0.08%
	Apparel Manufacturers – 0.08%
304,300	Prada SpA	$939,421
	Total Italy (Proceeds $1,010,098)	$939,421

	Japan – 6.23%
	Auto - Cars / Light Trucks – 1.19%
145,500	Toyota Motor Corp. - Sponsored ADR	14,548,545
	Chemicals - Diversified – 0.35%
366,100	Kuraray Co., Ltd.	4,336,022
	Diversified Manufacturing Operations – 0.61%
2,772,000	Toshiba Corp.	7,468,730
	Electric - Integrated – 0.70%
883,717	The Kansai Electric Power Co., Inc.*	8,540,389
	Gas - Distribution – 0.74%
2,207,951	Tokyo Gas Co., Ltd.	9,048,314
	Office Automation & Equipment – 1.04%
449,200	Canon, Inc.	12,753,260
	Photo Equipment & Supplies – 0.91%
288,600	FUJIFILM Holdings Corp.	11,095,548
	Retail - Apparel / Shoes – 0.69%
31,700	Fast Retailing Co., Ltd.	8,436,017
	Total Japan (Proceeds $77,276,470)	$76,226,825

	Macau – 0.33%
	Casino Hotels – 0.33%
1,213,600	Sands China, Ltd.	4,059,437
	Total Macau (Proceeds $4,310,995)	$4,059,437

	Netherlands – 1.13%
	Semiconductor Equipment – 1.13%
139,400	ASML Holding NV	13,829,874
	Total Netherlands (Proceeds $11,960,088)	$13,829,874

	Switzerland – 0.56%
	Computers - Peripheral Equipment – 0.56%
424,452	Logitech International SA	6,910,078
	Total Switzerland (Proceeds $5,166,813)	$6,910,078

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2016 Fair Value
	Common Stock – (continued)
	Taiwan – 0.87%
	Electronic Components - Miscellaneous – 0.42%
1,459,100	AU Optronics Corp. - Sponsored ADR	$5,092,259
	Semiconductor Components - Integrated Circuits – 0.45%
2,804,033	United Microelectronics Corp. - Sponsored ADR	5,580,026
	Total Taiwan (Proceeds $12,192,425)	$10,672,285
	Total Common Stock (Proceeds $467,202,392)	$461,817,183
	Total Securities Sold, Not Yet Purchased (Proceeds $467,202,392)	$461,817,183

*	Non-income producing security.

ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

June 30, 2016 Percentage of
Securities Sold, Not Yet Purchased –	Members’ Capital
By Industry	(%)
Apparel Manufacturers	0.08
Appliances	0.52
Auto - Cars / Light Trucks	1.19
Beverages - Non-alcoholic	0.82
Casino Hotels	1.90
Chemicals - Diversified	0.35
Commercial Services - Finance	0.65
Computer Services	2.01
Computers	0.76
Computers - Memory Devices	1.40
Computers - Peripheral Equipment	0.56
Cosmetics & Toiletries	1.19
Distribution / Wholesale	0.25
Diversified Manufacturing Operations	1.75
E-Commerce / Products	0.31
E-Commerce / Services	0.47
Electric - Integrated	4.43
Electronic Components - Miscellaneous	0.70
Electronic Components - Semiconductors	1.77
Finance - Other Services	1.04
Gas - Distribution	1.45
Industrial Automation / Robotics	0.61
Metal Processors & Fabrication	0.14

June 30, 2016 Percentage of
Securities Sold, Not Yet Purchased –	Members’ Capital
By Industry	(%)
Motorcycle / Motor Scooter	1.20
Office Automation & Equipment	1.04
Oil Companies - Integrated	1.07
Photo Equipment & Supplies	0.91
Real Estate Operations / Development	0.07
REITS - Apartments	0.90
REITS - Diversified	0.80
REITS - Hotels	0.45
REITS - Office Property	0.43
REITS - Warehouse / Industrial	0.30
Rental Auto / Equipment	0.37
Retail - Apparel / Shoes	1.00
Retail - Automobile	0.28
Retail - Bedding	0.77
Retail - Discount	0.44
Retail - Major Department Store	0.67
Retail - Regional Department Stores	0.78
Semiconductor Components - Integrated Circuits	0.45
Semiconductor Equipment	1.13
Telecommunication Equipment	0.18
Toys	0.13
Total Securities Sold, Not Yet Purchased	37.72%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – 3.01%
	Total Return Swap Contracts - Long – 0.25%
	United States – 0.30%
	Semiconductor Components - Integrated Circuits – 0.10%
$24,491,515	6/1/2018	QUALCOMM, Inc.	$1,222,978
		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%*.
	Web Portals / ISP – 0.20%
55,903,960	6/1/2018	Alphabet Inc., Class A	2,412,559
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%*.
	Total United States		$3,635,537

	Japan – 0.01%
	Television – 0.01%
2,149,651	12/24/2019	Nippon Television Holdings, Inc.	149,124
		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.60%*.
	Total Japan		$149,124

	Luxembourg – (0.06%)
	Retail - Discount – (0.06%)
4,343,798	12/13/2018	B&M European Value Retail SA	(674,029)
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Luxembourg		$(674,029)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	South Korea – 0.32%
	Electronic Components - Semiconductors – 0.32%
$60,325,000	12/28/2018	Samsung Electronics Co., Ltd	$3,903,484
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.
	Total South Korea		$3,903,484

	Spain – (0.03%)
	Satellite Telecommunications – (0.02%)
4,351,702	1/4/2019	Cellnex Telecom SAU	(272,687)
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Transactional Software – (0.01%)
3,109,823	1/4/2019	Amadeus IT Holding SA	(77,373)
		Agreement with Morgan Stanley, dated 06/13/2016 to receive the total return of the shares of Amadeus IT Holding SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Spain		$(350,060)

	United Kingdom – (0.29%)
	Food - Retail – (0.07%)
2,073,704	12/13/2018	Ocado Group PLC	(911,633)
		Agreement with Morgan Stanley, dated 06/26/2015 to receive the total return of the shares of Ocado Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	United Kingdom – (continued)
	Retail - Discount – (0.22%)
$6,406,759	12/13/2018	Poundland Group PLC	$(2,730,551)
		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total United Kingdom		$(3,642,184)
	Total Return Swap Contracts - Long		$3,021,872

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – 2.76%
	Australia – 0.56%
	Commercial Banks - Non-US – (0.02%)
$12,438,981	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(18,206)
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
10,939,717	12/27/2019	Westpac Banking Corp.	(134,169)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			(152,375)
	Food - Retail – 0.58%
16,311,946	12/27/2019	Wesfarmers, Ltd.	146,368
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
27,989,961	12/27/2019	Woolworths, Ltd.	6,955,517
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			7,101,885
	Total Australia		$6,949,510

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – 0.55%
	Building Products - Doors & Windows – 0.04%
$9,781,769	12/24/2019	Asahi Glass Co., Ltd.	$458,221
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Computer - Integrated Systems – 0.02%
7,317,175	12/24/2019	NTT Data Corp.	186,821
		Agreement with Morgan Stanley, dated 06/09/2016 to deliver the total return of the shares of NTT Data Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Electric - Integrated – 0.18%
10,637,843	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	2,173,807
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Office Automation & Equipment – 0.09%
10,646,272	12/24/2019	Ricoh Co., Ltd.	1,109,949
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
9,586,077	12/24/2019	Seiko Epson Corp.	(35,428)
		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.54%*.
			1,074,521

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Photo Equipment & Supplies – 0.22%
$10,985,535	12/24/2019	Konica Minolta, Inc.	$2,694,568
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%*.
	Total Japan		$6,587,938

	South Korea – (0.01%)
	Electronic Components - Semiconductors – (0.01%)
6,398,592	4/2/2019	SK Hynix, Inc.	(145,024)
		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total South Korea		$(145,024)

	Spain – 0.07%
	Food - Retail – 0.07%
5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	887,981
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total Spain		$887,981

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Switzerland – 0.56%
	Retail - Jewelry – 0.56%
$15,672,850	5/10/2017	Cie Financiere Richemont SA	$2,703,544
		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
15,561,826	5/10/2017	The Swatch Group AG	3,429,265
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 1.25%*.
3,385,443	12/13/2018	The Swatch Group AG	746,999
		Agreement with Morgan Stanley, dated 06/26/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 1.25%*.
	Total Switzerland		$6,879,808

	Taiwan – 0.68%
	Computers – (0.02%)
2,515,455	1/25/2018	Foxconn Technology Co., Ltd.	(213,124)
		Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.33%*.
	Computers - Peripheral Equipment – 0.28%
14,148,360	1/25/2018	Innolux Display Corp.	3,386,949
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.00%*.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Electronic Components - Miscellaneous – 0.34%
$11,490,601	1/25/2018	AU Optronics Corp.	$2,652,426
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%*.
23,008,013	1/25/2018	Hon Hai Precision Industry Co., Ltd.	1,530,406
		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			4,182,832
	Metal Processors & Fabricators – 0.01%
5,655,379	1/25/2018	Catcher Technology Co., Ltd.	68,780
		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.55%*.
	Semiconductor Components - Integrated Circuits – 0.07%
3,395,064	1/25/2018	Novatek Microelectronics Corp.	852,352
		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.13%*.
2,420,235	1/25/2018	United Microelectronics Corp.	90,196
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			942,548
	Total Taiwan		$8,367,985

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	United Kingdom – 0.35%
	Food - Retail – 0.12%
$5,836,659	12/13/2018	J Sainsbury PLC	$519,596
		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.
4,850,883	12/13/2018	Tesco PLC	940,599
		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
3,043,623	12/13/2018	WM Morrison Supermarkets PLC	74,533
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.
			1,534,728
	Retail - Apparel / Shoe – 0.07%
7,495,977	12/13/2018	Next PLC	827,748
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Retail - Major Dept Store – 0.16%
9,492,699	12/13/2018	Marks & Spencer Group PLC	1,978,402
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total United Kingdom		$4,340,878
	Total Return Swap Contracts - Short		$33,869,076
	Total Swap Contracts, net		$36,890,948

*	Financing rate is variable. Rate indicated is as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

June 30, 2016
Percentage of
Swap Contracts – By Industry	Members’ Capital (%)
Building Products - Doors & Windows	0.04
Commercial Banks - Non-US	(0.02)
Computer - Integrated Systems	0.02
Computers	(0.02)
Computers - Peripheral Equipment	0.28
Electric - Integrated	0.18
Electronic Components - Miscellaneous	0.34
Electronic Components - Semiconductors	0.31
Food - Retail	0.70
Metal Processors & Fabricators	0.01
Office Automation & Equipment	0.09
June 30, 2016
Percentage of
Swap Contracts – By Industry	Members’ Capital (%)
Photo Equipment & Supplies	0.22
Retail - Apparel / Shoes	0.07
Retail - Discount	(0.28)
Retail - Jewelry	0.56
Retail - Major Department Store	0.16
Satellite Telecommunication	(0.02)
Semiconductor Components - Integrated Circuits	0.17
Television	0.01
Transactional Software	(0.01)
Web Portals / ISP	0.20
Total Swap Contracts	3.01%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

	Settlement	Currency		Currency		June 30, 2016
Counterparty	Date	Sold	Contracts	Bought	Contracts	Fair Value
Forward Currency Exchange Contracts – (0.08%)
Buy Contracts – (0.08%)
United States – (0.08%)
Morgan Stanley & Co., LLC	June 2017	CNH	(332,591,299)	USD	50,703,758	$1,029,141
Total United States						$1,029,141
Total Buy Contracts						$1,029,141
Total Forward Currency Exchange Contracts						$1,029,141

CNH	Chinese Renminbi Yuan

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2016
Investment income
Dividends (net of withholding taxes of $183,192)	$6,843,271
Interest	2,127,077
Total investment income	8,970,348
Expenses
Administration fees	8,559,569
Dividends on securities sold, not yet purchased	5,373,305
Prime broker fees	3,873,064
Advisor fees	2,536,169
Accounting and investor services fees	462,301
Legal fees	366,634
Interest expense	214,666
Custodian fees	196,512
Audit and tax fees	171,060
Board of Managers’ fees and expenses	145,278
Insurance expense	86,716
Printing expense	52,214
Registration expense	40,457
Miscellaneous	160,321
Total operating expenses	22,238,266
Net investment loss	(13,267,918)
Net realized and net change in unrealized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain from investments in common stock	20,476,631
Net realized gain from swap contracts	8,323,485
Net realized gain from securities sold, not yet purchased	2,805,581
Net realized gain from purchased options	87,335
Net realized loss from foreign currency transactions	(784,410)
Net realized loss from forward contracts	(2,280,184)
Total net realized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts	28,628,438
Net change in unrealized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts
Net change in unrealized gain/(loss) from swap contracts	3,278,524
Net change in unrealized gain/(loss) from forward contracts	1,029,141
Net change in unrealized gain/(loss) from foreign currency transactions	242,702
Net change in unrealized gain/(loss) from purchased options	(257,420)
Net change in unrealized gain/(loss) from securities sold, not yet purchased transactions	(18,899,797)
Net change in unrealized gain/(loss) from investments in common stock	(19,978,053)
Total net change in unrealized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts	(34,584,903)
Net realized and net change in unrealized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts	(5,956,465)
Net decrease in Members’ Capital resulting from operations	$(19,224,383)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2014	$—	$1,360,120,708	$1,360,120,708

From investment activities
Net investment loss	$—	$(33,114,203)	$(33,114,203)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	92,171,502	92,171,502
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	23,208,749	23,208,749
Incentive allocation	3,287,978	(3,287,978)	—
Net increase/decrease in Members’ Capital resulting from operations	3,287,978	78,978,070	82,266,048

Members’ Capital transactions
Capital contributions	—	40,518,341	40,518,341
Capital withdrawals	(3,287,978)	(168,909,312)	(172,197,290)
Net decrease in Members’ Capital resulting from capital transactions	(3,287,978)	(128,390,971)	(131,678,949)
MEMBERS’ CAPITAL, December 31, 2015	$—	$1,310,707,807	$1,310,707,807

From investment activities
Net investment loss	$—	$(13,267,918)	$(13,267,918)
Net realized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts	—	28,628,438	28,628,438
Net change in unrealized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts	—	(34,584,903)	(34,584,903)
Incentive allocation	1,751	(1,751)	—
Net increase/decrease in Members’ Capital resulting from operations	1,751	(19,226,134)	(19,224,383)

Members’ Capital transactions
Capital contributions	—	19,462,346	19,462,346
Capital withdrawals	(1,751)	(86,655,091)	(86,656,842)
Net decrease in Members’ Capital resulting from capital transactions	(1,751)	(67,192,745)	(67,194,496)
MEMBERS’ CAPITAL, June 30, 2016	$—	$1,224,288,928	$1,224,288,928

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2016
Cash flows from operating activities
Net decrease in Members’ Capital resulting from operations	$(19,224,383)
Adjustments to reconcile net decrease in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments in common stock	412,114,212
Purchases of investments in common stock	(438,253,529)
Proceeds from sale of purchased options	2,658,410
Purchases of options	(6,745,073)
Proceeds from securities sold short, not yet purchased	696,055,689
Cover of securities sold short, not yet purchased	(729,456,145)
Net realized gain from investment activities	(23,369,547)
Net change in unrealized gain/(loss) from investment activities	35,856,746
Net change in unrealized gain/(loss) from forward contracts	(1,029,141)
Changes in assets and liabilities related to operations:
Decrease in due from broker	52,709,247
Decrease in receivable for investment securities sold	61,836,448
Decrease in dividends receivable	36,614
Decrease in interest receivable	125,621
Decrease in other assets	3,766
Increase in payable for investment securities purchased	2,298,398
Decrease in due to broker	(5,622,397)
Decrease in dividends payable on securities sold, not yet purchased	(278,325)
Increase in accounting and investor services fees	62,854
Decrease in accrued expenses	(103,308)
Net cash provided by operating activities	39,676,157

Cash flows from financing activities
Capital contributions	19,462,346
Capital withdrawals	(66,228,387)
Net cash used in financing activities	(46,766,041)

Net change in cash and cash equivalents	(7,089,884)
Cash and cash equivalents at beginning of year	163,479,936
Cash and cash equivalents as of June 30, 2016	$156,390,052

Supplemental disclosure of cash flow information
Cash paid during the year for interest	$192,865

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited)

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the second amended and restated Limited Liability Company Agreement dated July 1, 2011. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues its investment objective by investing its assets primarily in equity securities of U.S. and foreign companies that the investment adviser believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” As part of its investment program, the Company also may utilize short sales of securities that the Company’s investment adviser believes are overvalued. Companies that derive a major portion of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s portfolio of securities includes long and short positions primarily in equity securities and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of Multi-Manager; together they make up the Special Advisory Member (“Special Advisory Member”). Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

The acceptance of initial and additional contributions from persons who purchase limited liability company interests in the Company (“Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

1.	Organization (continued)

Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, based upon the value of interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

Basis of Presentation:

The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (the “ASC”) 946. Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.

The following is a summary of the Company’s accounting policies:

a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded securities (other than options and not including those securities traded on NASDAQ) shall be valued as follows:

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

(ii)	Securities traded on NASDAQ shall be valued as follows:

(1)	at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at the bid price; or

(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or ask price (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options are valued at their bid price (or ask price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or ask price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Forward Contracts are traded on the Over the Counter (“OTC”) Market. The fair value of forward contracts is determined using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. During the six months ended June 30, 2016, no securities were fair valued by the Board of Managers.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the six months ended June 30, 2016, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Company’s investments at fair value.

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices Investments in Securities		Level 1—Quoted Prices Securities Sold, Not Yet Purchased
Common Stock	$1,394,901,218	Common Stock	$461,817,183
Equity Options	3,423,963	Equity Options	—

Level 2—Other Significant Observable Inputs		Level 2—Other Significant Observable Inputs
Total Return Swaps	42,103,172	Total Return Swaps	5,212,224
Forward Contracts	1,029,141	Forward Contracts	—
Currency Options	492,615	Currency Options	—

Level 3—Other Significant Unobservable Inputs	—	Level 3—Other Significant Unobservable Inputs	—
Total	$1,441,950,109	Total	$467,029,407

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $78,557,893 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $78,259,363 is held as collateral for swap contracts, and $298,530 is held as collateral for securities sold, not yet purchased. At

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

c.	Cash and Cash Equivalents (continued)

June 30, 2016, $146,612,545 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of $9,777,507 was held by the Custodian in a BNY Mellon Custody foreign cash account.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at June 30, 2016.

d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss. The Company is not subject to income taxes imposed by the country in which it is domiciled.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years (2012 – 2015) and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company at an annual rate of 1.35% and investment advisory services at an annual rate of 0.40%, of Members’ Capital. Total Multi-Manager administration fees and expenses amounted to $8,559,569 and Multi-Manager advisory services fees and expenses amounted to $2,536,169 for the six months ended June 30, 2016.

During the six months ended June 30, 2016, Oppenheimer earned $26,452 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) from investments in common stock, purchased options, foreign currency transactions, forward and swap contracts in the Statement of Operations within these financial statements.

Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager is entitled to be the Special Advisory Member of the Company. In such capacity, Multi-Manager generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

each Member as of the last day of each allocation period (monthly), in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2016, an Incentive Allocation of $1,751 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at June 30, 2016, in the Statement of Assets, Liabilities and Members’ Capital.

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of $7,500 per annum. Total Board of Managers fees and expenses amounted to $145,278 during the six months ended June 30, 2016. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total Bank of New York Mellon custody fees and expenses amounted to $179,017 during the six months ended June 30, 2016 of which $136,871 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee. Total BNY Mellon fees and expenses amounted to $462,301 during the six months ended June 30, 2016 of which $382,854 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2016, placement fees earned by

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Oppenheimer amounted to $32,265.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2016, amounted to $438,253,529 and $412,114,212, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2016, amounted to $729,456,145, which includes $231,545 from return of capital, and $696,055,689, respectively.

At December 31, 2015, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,209,709,931 and $496,469,768, respectively.

For Federal income tax purposes, at December 31, 2015, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $175,899,738, consisting of $234,124,384 gross unrealized gain and $58,224,646 gross unrealized loss.

6.	Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2016, which serves as collateral for securities sold, not yet purchased.

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings (except for cash proceeds of securities sold, held at the prime broker), which are maintained in a segregated account held by the Custodian. As of June 30, 2016, the total value of this collateral was $501,664,648, comprised of pledged securities with a value of $501,366,118 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $298,530 cash which is included in the cash and

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

6.	Due from / to Broker (continued)

cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $436,505,126 are held at the Custodian on behalf of Morgan Stanley and securities with a value of $64,860,992 are held at the Custodian on behalf of Credit Suisse LLC. For the six months ended June 30, 2016, the average daily amount of the margin borrowings was $47,385,555 and the daily weighted average annualized interest rate was 0.97%. The Company had borrowings outstanding at June 30, 2016, totaling $38,474,011, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and short sales. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Additional investments in securities sold, not yet purchased are positions with Credit Suisse L.L.C. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company maintains cash with the prime broker and pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company has invested approximately 12.53% of its Members’ Capital in equity securities (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market may have a greater impact on the value of the Company’s portfolio due to this concentration than would be the case absent of such concentration.

In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. As of June 30, 2016, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e. dividend, interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of swaps, including the periodic amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

Swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative payment obligations of each party to the agreement (the “net amount”).

Certain equity swaps in which the Company engages will have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap, which can be significant under certain circumstances.

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The Company is exposed to significant concentration of credit risk as the counterparty to the swap contracts is the prime broker, Morgan Stanley. The risk of loss with respect to swaps is limited to the net amount of payments

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

7.

Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as of June 30, 2016. The net change in unrealized gain/(loss) from swap contracts is reflected in the Statement of Operations within these financial statements.

Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreements and request immediate payment or demand increased collateral for the net obligation owed the counter-party. Further, the agreements state that, if the authority of Multi-Manager and/or Alkeon are terminated and an acceptable successor(s) is not appointed, the agreement will terminate.

As of June 30, 2016, $78,259,363 was posted by the Company as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities and use derivative instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

The Company may also write (sell) put and call options on securities and use derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

7.

Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2016, the Company did not write any options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.

The Adviser believes the average quarterly notional amount shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity during the six months ended June 30, 2016.

Forward contracts:
Average notional amount	$50,579,256
Currency options:
Average notional amount	$3,676,938
Equity options:
Average notional amount	$51,204,050
Total Return swaps:
Average notional amount	$442,145,908

The Company is exposed to certain additional risks relating to derivative contracts. The primary underlying risk of investing in derivative contracts (swaps) is equity price risk.

The following tables identify the change in unrealized gain/(loss) and the gross and net unrealized gain/(loss) on derivative instruments. The net unrealized gain/(loss) for forward and swap contracts are disclosed in the statement of Assets, Liabilities and Members’ Capital as an asset as of June 30, 2016. The net change in unrealized gain/(loss) on purchased options, forward and swap contracts is reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Primary	Gross	Gross	Net Change in
Underlying Risk is	Unrealized	Unrealized	Unrealized
Equity Price Risk	Gain	Loss	Gain/(Loss)
Year ended December 31, 2015
Equity Options	$—	$—	$—
Total Return Swaps	49,331,486	15,719,062	33,612,424
Total year ended December 31, 2015	$49,331,486	$15,719,062	$33,612,424

Six months ended June 30, 2016
Equity Options	$646,522	$248,764	$397,758
Total Return Swaps	42,103,172	5,212,224	36,890,948
Total six months ended June 30, 2016	$42,749,694	$5,460,988	$37,288,706
Total net change in unrealized gain/(loss)	$(6,581,792)	$10,258,074	$3,676,282

The Primary	Gross	Gross	Net Change in
Underlying Risk is	Unrealized	Unrealized	Unrealized
Currency Risk	Gain	Loss	Gain/(Loss)
Year ended December 31, 2015
Currency Options	$—	$—	$—
Forward Contracts	—	—	—
Total year ended December 31, 2015	$—	$—	$—

Six months ended June 30, 2016
Currency Options	$—	$655,178	$(655,178)
Forward Contracts	1,029,141	—	1,029,141
Total six months ended June 30, 2016	$1,029,141	$655,178	$373,963
Total net change in unrealized gain/(loss)	$1,029,141	$655,178	$373,963

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Primary	Gross	Gross	Net
Underlying Risk is	Realized	Realized	Realized
Equity Price Risk	Gain	Loss	Gain/(Loss)
Equity Options	$493,573	$406,238	$87,335
Total Return Swaps	22,886,027	14,562,542	8,323,485
Total	$23,379,600	$14,968,780	$8,410,820

The Primary	Gross	Gross	Net
Underlying Risk is	Realized	Realized	Realized
Currency Risk	Gain	Loss	Gain/(Loss)
Currency Options	$—	$—	$—
Forward Contracts	91,638	2,371,822	(2,280,184)
Total	$91,638	$2,371,822	$(2,280,184)

8.

Balance Sheet Offsetting

In the normal course of business, the Company enters into swap contracts governed by an agreement with the prime broker. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post said collateral, fails to comply with any restrictions or provisions of the agreement, or fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (continued)

8.	Balance Sheet Offsetting (continued) The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts.

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amounts of Recognized Asset	Assets, Liabilities and Members’ Capital	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Received	Net Amount
Forward Contracts	$1,029,141	$—	$1,029,141	$—	$—	$1,029,141
Total Return Swaps	42,103,172	(5,212,224)	36,890,948	—	—	36,890,948
Total	$42,132,313	$(5,212,224)	$37,920,089	$—	$—	$37,920,089

Offsetting of Financial Liabilities and Derivative Liabilities

		Gross Amounts Offset in the Statement of Assets,	Net Amounts of Liabilities Presented in the Statement of Assets,	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amounts of Recognized Liabilities	Liabilities and Members’ Capital	Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Total Return Swaps	$5,212,224	$(5,212,224)	$—	$—	$—	$—
Total	$5,212,224	$(5,212,224)	$—	$—	$—	$—

(a)	Collateral pledged to counterparties is based off notional exposure. There is $78,259,363 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2016 (Unaudited) (concluded)

9.	Financial Highlights The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012
Members’ Capital, end of period (000s)	$1,224,289		$1,310,708	$1,360,121	$1,669,557	$1,349,904
Ratio of net investment loss to average Members’ Capital**	(2.11	%)***	(2.37%)	(2.57%)	(2.65%)	(3.22%)
Ratio of expenses to average Members’ Capital**	3.54	%***	3.52%	3.65%	3.47%	4.49%
Ratio of incentive allocation to average Members’ Capital	0.00	%***(a)	0.24%	0.02%	5.69%	1.73%
Portfolio turnover	31%		82%	91%	158%	126%
Total return - gross*	(1.49%)		5.85%	(4.91%)	33.00%	11.23%
Total return - net*	(1.49%)		5.71%	(4.91%)	26.40%	8.98%
Ratio of average borrowings to average Members’ Capital	7.57%		3.02%	2.28%	1.99%	0.21%

*	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***	Annualized.

(a)	Less than 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

10.

Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $2,705,384 from July 1, 2016 through August 25, 2016.

Effective August 2, 2016, Michael Murphy was elected as an Independent Manager, member of the Audit Committee and the Nominating Committee. Effective the same date, James Buck resigned from the Board of Managers.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2013 through June 30, 2016 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III. Approval of Investment Advisory Agreement

At a meeting held on February 25, 2016, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with Multi-Manager (the “Adviser”).

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, considered various matters both at its meeting and over the past twelve months, including: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale in costs are realized by the Adviser as the Company’s assets under management increase; and (v) whether advisory fee reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various affiliates and business units of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting related services provided by the Adviser and the investor services provided by Oppenheimer and reviewed the costs associated with providing these services.

In addition, the Board considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III. Approval of Investment Advisory Agreement (continued)

accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

The Board also reviewed materials relating to the Company’s investment performance. It considered the fact that the Company’s performance during the past year generally has been superior to most of its peer group funds and relevant indices (including broad market indices and an index of hedged equity private investment funds) and that the Company has been provided with high quality investment advice over a period of many years as demonstrated by the historic investment performance of the Company since its inception. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser under the investment advisory agreement and administrative services agreement. It concluded that the fees paid to the Adviser are within the general range of fees for similar registered products. The Board also considered revenues received by the Adviser and its affiliates attributable to the Company and the cost incurred by the Adviser in providing services to the Company, including management fees and incentive allocations, direct and indirect operating expenses relating to the Company as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, registered representatives of Oppenheimer continue to be paid out of Oppenheimer’s resources for providing various investor services and for their distribution assistance.

The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser. It was noted that distribution-related payments to Oppenheimer’s financial advisors should not be taken into consideration when evaluating the Adviser’s profitability or the appropriateness of the Adviser’s compensation. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company and it was determined that although the value of such benefits could not be readily quantified or assessed, any such benefits appear to be appropriate.

Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the Company’s fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board noted that the assets of the Company have not increased significantly since the Company’s current advisory agreement and fees were approved in 2011 and concluded that material economies of scale have not been realized since the current fee arrangements

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III. Approval of Investment Advisory Agreement (continued)

became effective. The Board determined that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability of the Adviser is not so disproportionately large that it bears no reasonable relationship to the services that it provides.

No single factor was determinative to the decision of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

1.	the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

2.	the fees received by the Adviser are reasonable and appropriate when considered in light of comparative fee information, the benefits to be derived by the Adviser from its relationship with the Company and the services rendered to the Company;

3.	the Adviser’s fees are reasonable in light of the advisory fees charged to similar investment vehicles receiving similar services;

4.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services and the current level of the Company’s assets, material economies of scale which are predicated in large part on significant asset growth have not been realized by the Adviser during the past year; and

5.	the approval of the renewal of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members (“Members”).

IV. Approval of Sub-Advisory Agreement

At a meeting held on February 25, 2016, the Board approved the renewal of the Company’s sub-investment advisory agreement with Alkeon (the “Sub-Advisory Agreement”).

In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers had, both at its meeting and over the previous twelve months, considered various matters relevant to the consideration of the renewal of the Sub-Advisory Agreement, including: the nature, extent and quality of the services provided to the Company by Alkeon; the research and portfolio management capabilities of the personnel at Alkeon responsible for providing services to the Company; the appropriateness of Alkeon staffing levels; regulatory matters relating to Alkeon; and other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides, the profitability of Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV. Approval of Sub-Advisory Agreement (continued)

Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.

In its deliberations, the Board considered the fact that the Company’s performance during the past year has been superior to most of its peer group funds and relevant indices (including broad market indices and an index of hedged equity private investment funds) and that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and that the Company’s annualized rate of return for ten years ended December 2015 was 11.63%, which exceeds the annualized returns of relevant indices during the same period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds, including funds managed by Alkeon. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, extent and quality of services provided by Alkeon and concluded that the Company was receiving all required services from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon, attributable to its relationship with the Company, were also considered, and it was determined that although the value of such benefits could not be readily quantified or assessed, any such benefits appear to be appropriate.

With respect to the fees payable under the Sub-Advisory Agreement, it was noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is payable to Alkeon under the Sub-Advisory Agreement. Additionally, it was noted that investors are subject to an incentive allocation, payable to Advantage Advisers Management, L.L.C. (“AAM”) of 20% of net profits, and that Alkeon shares (through its ownership of interests in the Adviser and AAM) in the revenues of the Adviser and AAM attributable to the Company. A fee comparison showed that the fee charged to the Company is within the general range of fees for similar registered products. The Board also noted that the overall fee structure for the Company is similar to that of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of private investment funds.

Consideration was also given to the costs of the services provided by Alkeon pursuant to the Sub-Advisory Agreement and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and the share of the revenues of the Adviser and AAM that Alkeon is entitled to receive). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement properly reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV. Approval of Sub-Advisory Agreement (continued)

No single factor was determinative to the decision of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

1.	the nature, extent and quality of the services provided by Alkeon were adequate and appropriate;

2.	the fees received by Alkeon are reasonable and appropriate when considered in light of comparative fee information, the benefits to be derived by Alkeon from its relationship with the Company and the services rendered to the Company;

3.	Alkeon’s fees are reasonable in light of the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon;

4.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services, and the current level of the Company’s assets, material economies of scale which are predicated in large part on significant asset growth have not been realized by Alkeon during the past year; and

5.	the approval of the renewal of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company and Members.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date:	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date:	September 1, 2016

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date:	September 1, 2016

* Print the name and title of each signing officer under his or her signature.